Borrowed Funds (Narrative) (Details) (USD $)	12 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2012 Prepayment Of FHLB Advances [Member]	Sep. 30, 2012 New Borrowings [Member]
Prepayment of fixed-rate FHLB advances			$ 200,000,000
New fixed-rate FHLB advances				200,000,000
Weighted average interest rate of FHLB advances			3.88%	0.86%
Weighted average remaining term to maturity in months			15 months	46 months
FHLB advance prepayment penalty	11,575,000	19,952,000	7,900,000
Basis point impact of FHLB prepayment penalty			108
Effective rate of borrowings				1.94%
Percentage change in present value of cash flows due to debt restructuring, maximum		10.00%
Expiration date for FHLB line of credit	Nov. 22, 2013
Borrowings FHLB line of credit	0
FHLB percentage of regulatory assets	27.00%
FHLB borrowings threshold percentage of regulatory assets	40.00%
Repurchase agreements	320,000,000	365,000,000
Weighted average rate of repurchase agreements	3.43%	3.83%
MBS pledged as collateral, estimated fair value	$ 364,600,000